Other Operating Income and Expenses (Details) - Schedule of Other Operating Expenses - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Operating Expenses [Abstract]
Credit card expenses		$ 1,043	$ 779,000	$ 272,000
Customer services		1,791,000	2,583,000	2,305,000
Operating risk charge-offs and provision		10,769,000	11,089,000	11,287,000
Recovery of operating expenses		(2,692,000)	(362,000)	(2,389,000)
Life insurance and general product insurance policies	[1]	9,325,000	47,214,000	45,949,000
Commercial representation expenses		2,053,000	2,373,000	8,720,000
Expenses associated leasing operations	[2]	5,329,000	3,842,000	3,772,000
Expenses associated factoring operations		769,000	784,000	414,000
Commercial alliance expenses		696,000	682,000	878,000
Lawsuits provision		(1,081,000)	1,210,000	493,000
Donations				119,000
Retail association payment		162,000	243,000	274,000
Bond issuance expenses		1,157,000	1,202,000	217,000
Other		2,317,000	34,667,000	29,119,000
Total		$ 31,638,000	$ 106,306,000	$ 101,430,000

[1]	New Fraud Law became effective on 2020, under which the Bank assumes responsibility against card fraud and electronic transactions.
[2]	Includes leasing land taxes, which were modified in 2020 (Tax Modernization Law).